Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax [Abstract]
Income tax expense	$ 6,050	$ 33,128
Profit before income tax	$ 16,848	$ 37,614